Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Line Items]
Personnel related liabilities	$ 62,017	$ 54,983
Facility related liabilities	14,776	11,666
General overhead liabilities	24,520	24,052
Other liabilities	1,823	5,202
Short term government grants	79	111
Restructuring provisions (note 14)	3,874	315
Acquisition consideration payable	37,615	2,712
Share repurchase program	1,259
Short term finance leases (note 16)		158
Other Liabilities	$ 145,963	$ 99,199